Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, net
6. Property, Plant and Equipment, net

	December 31,	December 31,
	2012	2011
	(in thousands)
Cost
Land	$3,325	$3,323
Building	94,395	92,859
Computer equipment and software	189,455	179,850
Office furniture and fixtures	66,351	62,458
Laboratory equipment	32,724	32,156
Leasehold improvements	10,482	9,462
Motor vehicles	69	70
	396,801	380,178
Less accumulated depreciation and asset write off	(228,428)	(211,717)

Property, plant and equipment (net)	$168,373	$168,461